Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024		Mar. 28, 2024
Condensed Consolidated Statements of Income
Revenue	$ 170,822,000	$ 203,457,000	$ 342,143,000	$ 401,887,000
Interest expense, net	3,945,000	9,106,000	10,898,000	18,285,000	$ 43,352,000	$ 37,255,000
Condensed Consolidated Balance Sheets
Related party note receivable	22,656,000		22,656,000		33,604,000
Tax receivable agreement liability	3,760,000		3,760,000		0
Other liabilities	61,017,000		61,017,000		54,323,000
Related Party
Condensed Consolidated Statements of Income
Revenue	560,000	162,000	887,000	252,000
Interest expense, net	(62,000)	(2,517,000)	(2,720,000)	(4,957,000)
Condensed Consolidated Balance Sheets
Related party accounts receivable	1,605,000		1,605,000		1,499,000
Related party notes receivable—current	4,357,000		4,357,000		3,653,000
Related party note receivable	22,656,000		22,656,000		33,604,000
Accounts payable—related party	13,000	13	13,000	13	107,000	107
Tax receivable agreement liability	3,760,000		3,760,000
Long-term debt, net—related party	0		0		143,732,000
Other liabilities	8,291,000		8,291,000		8,291,000
Related Party | Baker Hughes Holdings LLC
Condensed Consolidated Statements of Income
Revenue	0	0	0	0
Interest expense, net	(49,000)	(2,031,000)	(2,182,000)	(4,001,000)
Condensed Consolidated Balance Sheets
Related party accounts receivable	0		0		0
Related party notes receivable—current	0		0		0
Related party note receivable	0		0		4,654,000
Accounts payable—related party	0		0		0
Tax receivable agreement liability	1,880,000		1,880,000
Long-term debt, net—related party					112,471,000
Other liabilities	384,000		384,000		384,000
Related Party | Akastor AS [Member]
Condensed Consolidated Statements of Income
Revenue	0	0	0	0
Interest expense, net	(13,000)	(486,000)	(538,000)	(956,000)
Condensed Consolidated Balance Sheets
Related party accounts receivable	0		0		424,000
Related party notes receivable—current	1,544,000		1,544,000		1,544,000
Related party note receivable	19,056,000		19,056,000		24,545,000
Accounts payable—related party	0		0		0
Tax receivable agreement liability	0		0
Long-term debt, net—related party					31,261,000
Other liabilities	7,907,000		7,907,000		7,907,000
Related Party | Other Baker Hughes companies
Condensed Consolidated Statements of Income
Revenue	47,000	49,000	175,000	74,000
Interest expense, net	0	0	0	0
Condensed Consolidated Balance Sheets
Related party accounts receivable	1,305,000		1,305,000		942,000
Related party notes receivable—current	0		0		0
Related party note receivable	0		0		0
Accounts payable—related party	0		0		102,000
Tax receivable agreement liability	0		0
Long-term debt, net—related party					0
Other liabilities	0		0		0
Related Party | Other Akastor companies
Condensed Consolidated Statements of Income
Revenue	513,000	113,000	712,000	178,000
Interest expense, net	0	0	0	0
Condensed Consolidated Balance Sheets
Related party accounts receivable	300,000		300,000		133,000
Related party notes receivable—current	0		0		0
Related party note receivable	0		0		0
Accounts payable—related party	13,000		13,000		5,000
Tax receivable agreement liability	1,880,000		1,880,000
Long-term debt, net—related party					0
Other liabilities	0		0		0
Related Party | Tanajib Holding Company
Condensed Consolidated Statements of Income
Revenue	0	0	0	0
Interest expense, net	0	$ 0	0	$ 0
Condensed Consolidated Balance Sheets
Related party accounts receivable	0		0		0
Related party notes receivable—current	2,813,000		2,813,000		2,109,000
Related party note receivable	3,600,000		3,600,000		4,405,000
Accounts payable—related party	0		0		0
Tax receivable agreement liability	0		0
Long-term debt, net—related party					0
Other liabilities	$ 0		$ 0		0
HMH Holding BV And Subsidiaries [Member]
Condensed Consolidated Statements of Income
Revenue					821,754,000	843,363,000	[1]
Interest expense, net					43,352,000	37,255
Condensed Consolidated Balance Sheets
Related party note receivable					33,604,000	31,747,000
Other liabilities					54,323,000	53,646,000
HMH Holding BV And Subsidiaries [Member] | Related Party
Condensed Consolidated Statements of Income
Revenue					445,000	3,615,000
Interest expense, net					(10,218,000)	(9,302,000)
Condensed Consolidated Balance Sheets
Related party accounts receivable					1,499,000	2,332,000		$ 2,200,000
Related party notes receivable—current					3,653,000	3,679,000
Related party note receivable					33,604,000	31,747,000
Accounts payable—related party					107,000	551,000
Long-term debt, net—related party					143,732,000	131,910,000
Other liabilities					8,291,000	8,676,000
HMH Holding BV And Subsidiaries [Member] | Related Party | Baker Hughes Holdings LLC
Condensed Consolidated Statements of Income
Revenue					0	0
Interest expense, net					(8,232,000)	(7,616,000)
Condensed Consolidated Balance Sheets
Related party accounts receivable					0	0
Related party notes receivable—current					0	0
Related party note receivable					4,654,000	4,299,000
Accounts payable—related party					0	0
Long-term debt, net—related party					112,471,000	103,767,000
Other liabilities					384,000	514,000
HMH Holding BV And Subsidiaries [Member] | Related Party | Akastor AS [Member]
Condensed Consolidated Statements of Income
Revenue					0	3,406,000
Interest expense, net					(1,986,000)	(1,686,000)
Condensed Consolidated Balance Sheets
Related party accounts receivable					424,000	1,136,000
Related party notes receivable—current					1,544,000	1,500,000
Related party note receivable					24,545,000	22,694,000
Accounts payable—related party					0	0
Long-term debt, net—related party					31,261,000	28,143,000
Other liabilities					7,907,000	8,162,000
HMH Holding BV And Subsidiaries [Member] | Related Party | Other Baker Hughes companies
Condensed Consolidated Statements of Income
Revenue					130,000	132,000
Interest expense, net					0	0
Condensed Consolidated Balance Sheets
Related party accounts receivable					942,000	974,000
Related party notes receivable—current					0	0
Related party note receivable					0	0
Accounts payable—related party					102,000	69,000
Long-term debt, net—related party					0	0
Other liabilities					0	0
HMH Holding BV And Subsidiaries [Member] | Related Party | Other Akastor companies
Condensed Consolidated Statements of Income
Revenue					315,000	77,000
Interest expense, net					0	0
Condensed Consolidated Balance Sheets
Related party accounts receivable					133,000	0
Related party notes receivable—current					0	0
Related party note receivable					0	0
Accounts payable—related party					5,000	124,000
Long-term debt, net—related party					0	0
Other liabilities					0	0
HMH Holding BV And Subsidiaries [Member] | Related Party | Tanajib Holding Company
Condensed Consolidated Statements of Income
Revenue					0	0
Interest expense, net					0	0
Condensed Consolidated Balance Sheets
Related party accounts receivable					0	222,000
Related party notes receivable—current					2,109,000	2,179,000
Related party note receivable					4,405,000	4,754,000
Accounts payable—related party					0	358,000
Long-term debt, net—related party					0	0
Other liabilities					$ 0	$ 0

[1]	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.